Note 9 - Financial Instruments	3 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
9.	Financial instruments

The Company has determined that the carrying amount of its short-term financial assets and liabilities, including cash, short-term investment and accounts payable and accrued liabilities approximate their fair values due to the relatively short periods to maturity of these investments.